NET LOSS PER SHARE - Schedule of Calculating Diluted Earnings Per Share (Parenthetical) (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Jan. 31, 2025	Jan. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock			$ 1,996	$ 1,996
Certificate of Designations [Member] | Conversion Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock				$ 998
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	$ 0.05	$ 0.05
Series A Preferred Stock [Member] | Certificate of Designations [Member] | Conversion Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	$ 5	$ 5